Goodwill and Other Intangible Assets (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014 ReportingUnits	Apr. 30, 2013	Apr. 30, 2012
Goodwill and Other intangible assets (Textual) [Abstract]
Weighted-average useful life of the finite-lived intangible assets	18 years
Goodwill And Other Intangible Assets (Additional Textual) [Abstract]
Amortization expense for finite-lived intangible assets	$ 98.7	$ 96.6	$ 87.7
Estimated amortization expense for 2015	99.5
Estimated amortization expense for 2016	99.6
Estimated amortization expense for 2017	98.9
Estimated amortization expense for 2018	96.5
Estimated amortization expense for 2019	94.9
Impairment charges	0	0	4.6
Number of Reporting Units	6
Customer and Contractual Relationships [Member]
Goodwill and Other intangible assets (Textual) [Abstract]
Weighted-average useful life of the finite-lived intangible assets	19 years
Trademarks [Member]
Goodwill and Other intangible assets (Textual) [Abstract]
Weighted-average useful life of the finite-lived intangible assets	10 years
Patents And Technology [Member]
Goodwill and Other intangible assets (Textual) [Abstract]
Weighted-average useful life of the finite-lived intangible assets	14 years
Crisco Trademark [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Percentage of total other indefinite-lived intangible assets	10.00%
Crisco trademark fair value sensitivity analysis	Hypothetical 50-basis-point increase in the discount rate and a 50-basis-point decrease in the expected long-term growth rate yielded an estimated fair value slightly below carrying value
Crisco trademark decrease in fair value from 2013 to 2014	$ (7.0)
Crisco trademark percent decrease in fair value from 2013 to 2014	(4.00%)
Long-term growth rate used for 2014 impairment test	2.50%